CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares
Liabilities	¥ 16,083,404	$ 2,464,891	¥ 7,880,107	¥ 3,298,834
Class Y Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued	83,715,114	83,715,114	85,364,814	85,364,814
Ordinary shares, outstanding	83,715,114	83,715,114	85,364,814	85,364,814
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.0001
Ordinary shares, authorized	9,800,000,000	9,800,000,000	9,800,000,000	9,800,000,000
Ordinary shares, issued	271,507,165	271,507,165	247,230,234	229,056,421
Ordinary shares, outstanding	268,204,838	268,204,838	242,751,341	226,323,075
Consolidated VIEs without recourse to the primary beneficiary
Liabilities | ¥	¥ 8,819,525		¥ 5,747,071	¥ 4,073,156